LEASES (Tables)	7 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lease Cost Information

(dollars in thousands) Lease Cost	Year Ended December 31, 2021
Operating lease cost	$7,930
Short term lease cost	286

Net Lease Cost	$8,216

Supplement Lease Cash Flow Information	Year Ended December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$5,956
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$78,677

Supplemental Balance Sheet Information

Lease Term and Discount Rate	December 31, 2021
Weighted-average remaining lease term:
Operating leases	10.2 years
Weighted-average discount rate:
Operating leases	3.1%

Operating Lease Maturity

Future Maturity of Operating Lease Payments	Operating Leases
2022 (1)	$1,199
2023	12,672
2024	10,062
2025	9,964
2026	9,799
Thereafter	61,957

Total Lease Payments	105,653
Imputed interest	(17,173)

Total Lease Liabilities	$88,480

(1)	Presented net of $8.0 million of tenant improvement allowance and reflects the impact of a $4.8 million rent holiday period on certain leases.